KEMPER
CASH RESERVES FUND

REPORT TO SHAREHOLDERS
FOR THE YEAR ENDED SEPTEMBER 30, 1996

" . . .    when there was a likelihood of rising rates . . . the
average maturity of the fund was reduced . . . This placed us in a position to capture higher rates if they became available . . ."

                                                            [KEMPER FUNDS LOGO]

Table of
Contents

2
At a Glance
2
Terms to Know
3
Performance Update
4
Portfolio
Statistics
5
Portfolio of
Investments
7
Report of
Independent Auditors
8
Financial Statements
10
Notes to
Financial Statements
13
Financial Highlights

At A Glance

-------------------------------------------------------------------------------
Yields
-------------------------------------------------------------------------------
7-DAY ANNUALIZED YIELD FOR THE PERIOD ENDED SEPTEMBER 30, 1996

--------------------------------------------------------------------------------------------------------
KEMPER CASH RESERVES FUND CLASS A                                                                  4.35%
--------------------------------------------------------------------------------------------------------
KEMPER CASH RESERVES FUND CLASS B                                                                  3.40%
--------------------------------------------------------------------------------------------------------
KEMPER CASH RESERVES FUND CLASS C                                                                  3.69%
--------------------------------------------------------------------------------------------------------

An investment in money market funds is neither insured nor guaranteed by the U.S. Government, and there can be no assurance that a fund will be able to maintain a stable value of $1.00 per share.
-------------------------------------------------------------------------------
 AVERAGE ANNUAL TOTAL RETURNS*
-------------------------------------------------------------------------------
FOR PERIODS ENDED SEPTEMBER 30, 1996 (SHARES ADJUSTED FOR THE APPLICABLE SALES CHARGE)

                                                                                  LIFE OF
                                                1-YEAR     5-YEAR     10-YEAR      CLASS
-------------------------------------------------------------------------------------------------------------
KEMPER CASH RESERVES CLASS A                     4.67%       N/A         N/A        3.65%     (SINCE 1/10/92)
-------------------------------------------------------------------------------------------------------------
KEMPER CASH RESERVES CLASS B                     0.73       2.59%       4.26%       4.71      (SINCE 2/6/84)
-------------------------------------------------------------------------------------------------------------
KEMPER CASH RESERVES CLASS C                     3.93        N/A         N/A        3.90      (SINCE 5/31/94)
-------------------------------------------------------------------------------------------------------------

Past performance is not predictive of future performance. Returns fluctuate. Performance of share classes will differ. Consult the prospectus for details.

* Average annual total return measures net investment income and capital gain or loss from portfolio investments, assuming reinvestment of all dividends, and for Class B shares, adjustment for the applicable contingent deferred sales charge
(CDSC) as follows: 1-year, 3%; 5-year, 1%; since inception 0%. The maximum CDSC for B shares is 4%. For Class C shares purchased on or after 4/1/96, there is a 1% CDSC on certain redemptions within the first year of purchase. There is no initial sales charge for direct purchases of Class A shares, but applicable sales charges apply on exchange into Class A shares of other Kemper funds. There is no sales charge adjustment for C shares. For additional information, see the Prospectus and Statement of Additional Information and the Financial Highlights at the end of this report.

TERMS TO KNOW

AVERAGE MATURITY The weighted average number of days in which each security in the portfolio matures.

GROSS DOMESTIC PRODUCT (GDP) The dollar value of all goods and services produced in the United States. Market observers track the change in GDP as a measure of how fast the economy is growing.

FEDERAL FUNDS RATE The interest rate banks charge each other for overnight loans that are needed to meet reserve requirements. The federal funds rate is often considered the most sensitive indicator of the direction of interest rates.

PERFORMANCE UPDATE

[RACHWALSKI PHOTO]

FRANK RACHWALSKI IS SENIOR VICE PRESIDENT OF ZURICH KEMPER INVESTMENTS, INC. AND VICE PRESIDENT AND PORTFOLIO MANAGER OF KEMPER CASH RESERVES FUND SINCE ITS INCEPTION. RACHWALSKI HOLDS A B.B.A. AND AN M.B.A. DEGREE FROM LOYOLA UNIVERSITY.

THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGER ONLY THROUGH THE END OF THE PERIOD OF THE REPORT, AS STATED ON THE COVER. THE MANAGER'S VIEWS ARE SUBJECT TO CHANGE AT ANY TIME, BASED ON MARKET AND OTHER CONDITIONS.

SHORT-TERM INTEREST RATES FELL AND THEN ROSE, CAUSING INVESTORS TO CONTINUE TO MARVEL AT THE RESILIENCE OF THE ECONOMIC EXPANSION. IN A YEAR OF OFTEN CONFLICTING MARKET DIRECTION, PORTFOLIO MANAGER FRANK RACHWALSKI DISCUSSES HOW HE MANAGED KEMPER CASH RESERVES FUND.

Q. FRANK, LET'S BEGIN WITH A REVIEW OF THE INTEREST RATE ENVIRONMENT IN THE LAST 12 MONTHS (FROM OCTOBER 1, 1995 TO SEPTEMBER 30, 1996).

A. It was a year of transition. In the first half of the fiscal year, interest rates were declining, aided by two cuts by the Federal Reserve Board (Fed). The Fed reduced rates to stimulate what had been sluggish economic growth.
     In fact, the rate reductions worked -- the economy began to pick up speed. But by March, investors had swung from worrying about the health of the economy to worrying that it was growing so fast that it could overheat. The Fed is known to consider 2.5% to 3% an acceptable, non-inflationary rate of growth for the country's gross domestic product (GDP). Growth beyond that range -- and the economy was reported to have grown at 4.2% in the second quarter -- heightens expectations that intervention is needed to force a slowdown.
     So, from March through the end of September, investors anticipated rising short-term interest rates. No action was taken by the Fed, however, based on its expectations of slower growth in the second half of the year.

Q. HOW DID THIS TURNABOUT IN THE DIRECTION OF INTEREST RATES AFFECT YOUR MANAGEMENT OF KEMPER CASH RESERVES FUND?

A. Our strategy was to adjust the average maturity of the fund to coordinate with our interest rate outlook. Our general practice has been to conservatively manage the fund's average maturity in a range of 25 to 50 days. At the beginning of the reporting period, when we expected interest rates to decline, we extended the average maturity to a range of 40 to 45 days, attempting to lock in the higher rates for as long as possible. But in March, when there was a likelihood of rising rates, we took the opposite approach, reducing average maturity to a range of 30 to 40 days. By July, when there was no doubting the economic expansion was underway, the average maturity of the fund was reduced to approximately 30 days. This placed us in a position to capture higher rates if they became available.

Q. SO, KEMPER CASH RESERVES FUND ENDED THE FISCAL YEAR POSITIONED DEFENSIVELY. WHAT'S YOUR OUTLOOK FOR THE NEXT SEVERAL MONTHS?

A. When we look at the recent solid levels of job creation, growth in personal income and

PERFORMANCE UPDATE


prospects for trade with improving foreign economies, we think the economy will continue to expand. Assuming that growth continues at the pace we expect, we'd look for the Federal Reserve Board to increase short-term interest rates by at least 0.25% at some point early next year. Based on this scenario and to take full advantage of higher rates, we will remain defensive with a shorter average maturity.

Q.   WHAT ABOUT RISKS TO THIS OUTLOOK?

A. The obvious risk is that our expectation of continued strong economic growth is incorrect and rates fail to rise. On the positive side, being defensive with a shorter average maturity will provide the opportunity and flexibility to quickly lengthen if our outlook changes. But based on positive economic data we have observed, we rate the probability of weak economic growth low.

PORTFOLIO STATISTICS

                                 [PIE CHART]


PORTFOLIO COMPOSITION*

                                                                                ON 9/30/96
COMMERCIAL PAPER, FIRST TIER                                                         91%
--------------------------------------------------------------------------------------------------
DOMESTIC BANK CDS                                                                     7
--------------------------------------------------------------------------------------------------
U.S. TREASURIES                                                                       2
--------------------------------------------------------------------------------------------------
TOTAL                                                                               100%


* Portfolio composition is subject to change.

KEMPER CASH RESERVES FUND

Portfolio of Investments at September 30, 1996
(VALUE IN THOUSANDS)

     CORPORATE OBLIGATIONS                      VALUE
BANKING--4.3%
     Credit Lyonnais North America Inc.
     5.41%, 10/21/96                           $  4,985
     UBS Finance, Inc.
       5.85%, 10/1/96                             4,000
     --------------------------------------------------
                                                  8,985
BUSINESS LOANS--16.6%
     Broadway Capital Corp.
       5.43%, 10/11/96                            1,498
     First Brands Commercial Inc.
       5.39%, 10/9/96                             9,988
     Gotham Capital Corp.
       5.53%, 11/13/96                            4,967
 (a) Heller Financial, Inc.
       5.66%, 10/1/96                             5,002
     Madison Funding Corp.
       5.38%, 10/21/96                            4,985
     WCP Funding Inc.
       5.43%, 11/18/96                            4,964
     Working Capital Management Co., L.P.
     5.53%, 10/18/96                              2,992
     --------------------------------------------------
                                                 34,396
CAPITAL AND EQUIPMENT LENDING--12.0%
 (a) American Honda Finance Corporation
     5.44%, 10/4/96                               4,999
     Golden Manager's Acceptance Corp.
     5.40%, 10/16/96                              9,978
     IBM Credit Corp.
       5.26%, 2/28/97                             4,995
 (a) USL Capital Corporation
       5.66%, 10/31/96                            5,001
     --------------------------------------------------
                                                 24,973
CAPTIVE BUSINESS LENDING--14.4%
     CSW Credit, Inc.
       5.42%, 10/22/96                            4,984
     Enterprise Funding Corp.
       5.34%, 10/10/96                            4,993
 (a) FINOVA Capital Corporation
       5.58%, 10/16/96                            5,000
     Orix America, Inc.
       5.45%, 10/4/96                             4,998
     Sony Capital Corporation
       5.44%, 10/29/96                            4,979
     Whirlpool Financial Corp.
       5.39%, 10/3/96                             4,999
     --------------------------------------------------
                                                 29,953
COMMUNICATIONS AND MEDIA--2.4%
     Electronic Data Systems Corp.
       5.44%, 10/24/96                            4,983

CONSUMER LENDING--7.2%
     Countrywide Funding Corporation
       5.35%, 10/8/96                          $  4,995
     Household International, Inc.
       5.43%, 10/11/96                            4,992
     Sears Roebuck Acceptance Corp.
       5.47%, 11/12/96                            4,968
     --------------------------------------------------
                                                 14,955
DIVERSIFIED FINANCE--7.2%
 (a) CIT Group Holdings, Inc.
       5.38%, 10/1/96                             4,997
     General Electric Capital Corp.
       5.35%, 10/17/96                            4,988
     Old Line Funding Corp.
       5.42%, 10/24/96                            4,983
     --------------------------------------------------
                                                 14,968
FINANCIAL SERVICES--10.8%
 (a) Bear Stearns Companies Inc.
       5.52%, 10/21/96                            5,000
 (a) CS First Boston, Inc.
       5.55%, 10/9/96                             4,500
 (a) Goldman Sachs Group, L.P.
       5.62%, 10/25/96                            5,000
(a)(b) Lehman Brothers Holdings Inc.
       5.56%, 11/20/96                            3,000
     Salomon Inc.
       6.42%, 4/21/97                             4,828
     --------------------------------------------------
                                                 22,328
MANUFACTURING AND INDUSTRIAL--4.8%
     Bridgestone/Firestone, Inc.
       5.48%, 10/4/96                             4,998
     Whirlpool Corporation
       5.43%, 10/11/96                            4,992
     --------------------------------------------------
                                                  9,990
UTILITIES--10.4%
     AES Shady Point, Inc.
       5.46%, 10/21/96                            4,985
     Brazos River Authority, Texas
       5.40%, 10/8/96                             5,115
     GTE Corporation
       5.38%, 10/7/96                             4,996
     New Hampshire
     Industrial Development Authority
     5.40%, 10/8/96                               6,500
     --------------------------------------------------
                                                 21,596
     --------------------------------------------------
     TOTAL CORPORATE OBLIGATIONS--90.1%
     (AVERAGE MATURITY: 24 DAYS)                187,127
     --------------------------------------------------

                                                   PORTFOLIO OF INVESTMENTS

PORTFOLIO OF INVESTMENTS

(Value in thousands)

                BANK OBLIGATIONS                VALUE
 CERTIFICATES OF DEPOSIT
 (a) Bankers Trust Company
       5.40%, 10/1/96                          $  4,997
 (a) Key Bank of Maine
       5.39%, 11/13/96                            4,997
     MBNA America Bank N.A.
       5.59%, 12/16/96                            5,000
     --------------------------------------------------
     TOTAL BANK OBLIGATIONS--7.2%
     (AVERAGE MATURITY: 40 DAYS)                 14,994
     --------------------------------------------------
 U.S. TREASURY NOTES--2.2%
     (average maturity: 122 days)
       5.04%, 1/31/97                             4,535
     --------------------------------------------------
     TOTAL INVESTMENTS--99.5%
     (AVERAGE MATURITY: 27 DAYS)                206,656
     --------------------------------------------------
     CASH AND OTHER ASSETS, LESS LIA-
     BILITIES--.5%                                  960
     --------------------------------------------------
     NET ASSETS--100%                          $207,616
     --------------------------------------------------

 NOTES TO PORTFOLIO OF INVESTMENTS

Interest rates represent annualized yield to date of maturity, except for variable rate securities described in Note (a). For each security, cost (for financial reporting and federal income tax purposes) and carrying value are the same. Likewise, carrying value approximates principal amount.

(a) Variable rate securities. The rates shown are the current rates at September 30, 1996. The dates shown represent the demand date or next interest rate change date.

(b) Illiquid security representing 1.4% of net assets at September 30, 1996.

See accompanying Notes to Financial Statements.

REPORT OF INDEPENDENT AUDITORS

THE BOARD OF TRUSTEES AND SHAREHOLDERS
KEMPER CASH RESERVES FUND

  We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Kemper Cash Reserves Fund, a series of Kemper Portfolios, as of September 30, 1996, the related statements of operations for the year then ended and changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the fiscal periods since 1992. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

  We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of investments owned as of September 30, 1996 by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

  In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Kemper Cash Reserves Fund at September 30, 1996, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the fiscal periods since 1992 in conformity with generally accepted accounting principles.

                                                               ERNST & YOUNG LLP

                                          Chicago, Illinois
                                          November 18, 1996

FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES

September 30, 1996
(IN THOUSANDS)

-------------------------------------------------------------------------------------------------------
 ASSETS
-------------------------------------------------------------------------------------------------------

Investments, at amortized cost                                                                 $206,656
-------------------------------------------------------------------------------------------------------
Cash                                                                                                622
-------------------------------------------------------------------------------------------------------
Receivable for:
  Fund shares sold                                                                                1,450
-------------------------------------------------------------------------------------------------------
  Interest                                                                                          386
-------------------------------------------------------------------------------------------------------
    TOTAL ASSETS                                                                                209,114
=======================================================================================================

-------------------------------------------------------------------------------------------------------
 LIABILITIES AND NET ASSETS
-------------------------------------------------------------------------------------------------------

Payable for:
  Dividends                                                                                         240
-------------------------------------------------------------------------------------------------------
  Fund shares redeemed                                                                              956
-------------------------------------------------------------------------------------------------------
  Management fee                                                                                     72
-------------------------------------------------------------------------------------------------------
  Distribution services fee                                                                         111
-------------------------------------------------------------------------------------------------------
  Administrative services fee                                                                        43
-------------------------------------------------------------------------------------------------------
  Custodian and transfer agent fees and related expenses                                             33
-------------------------------------------------------------------------------------------------------
  Trustees' fees and other                                                                           43
-------------------------------------------------------------------------------------------------------
    Total liabilities                                                                             1,498
-------------------------------------------------------------------------------------------------------
NET ASSETS APPLICABLE TO SHARES OUTSTANDING                                                    $207,616
=======================================================================================================

-------------------------------------------------------------------------------------------------------
 THE PRICING OF SHARES
-------------------------------------------------------------------------------------------------------

Net asset value and redemption price per share
-------------------------------------------------------------------------------------------------------
CLASS A SHARES
  ($35,807 divided by 35,807 shares outstanding)                                                  $1.00
=======================================================================================================
CLASS B SHARES
  (subject to contingent deferred sales charge)
  ($161,911 divided by 161,911 shares outstanding)                                                $1.00
=======================================================================================================
CLASS C SHARES
  (subject to contingent deferred sales charge)
  ($9,898 divided by 9,898 shares outstanding)                                                    $1.00
=======================================================================================================

See accompanying Notes to Financial Statements.

FINANCIAL STATEMENTS

STATEMENT OF OPERATIONS
Year ended September 30, 1996
(IN THOUSANDS)

-------------------------------------------------------------------------------------------------------
 NET INVESTMENT INCOME
-------------------------------------------------------------------------------------------------------

Interest income                                                                                 $12,929
-------------------------------------------------------------------------------------------------------
Expenses:
  Management fee                                                                                    922
-------------------------------------------------------------------------------------------------------
  Distribution services fee                                                                       1,428
-------------------------------------------------------------------------------------------------------
  Administrative services fee                                                                       554
-------------------------------------------------------------------------------------------------------
  Custodian and transfer agent fees and related expenses                                          1,192
-------------------------------------------------------------------------------------------------------
  Professional fees                                                                                  35
-------------------------------------------------------------------------------------------------------
  Reports to shareholders                                                                            56
-------------------------------------------------------------------------------------------------------
  Trustees' fees and other                                                                           25
-------------------------------------------------------------------------------------------------------
    Total expenses                                                                                4,212
-------------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME                                                                             8,717
-------------------------------------------------------------------------------------------------------
Net realized loss on investments                                                                 (2,833)
-------------------------------------------------------------------------------------------------------
Change in unrealized depreciation on investments                                                  2,833
-------------------------------------------------------------------------------------------------------
Net increase in net assets resulting from operations                                            $ 8,717
-------------------------------------------------------------------------------------------------------

STATEMENT OF CHANGES IN NET ASSETS

(IN THOUSANDS)

                                                                                 TWO MONTHS
                                                                YEAR ENDED          ENDED        YEAR ENDED
                                                               SEPTEMBER 30,    SEPTEMBER 30,     JULY 31,
                                                                   1996             1995            1995
------------------------------------------------------------------------------------------------------------
 OPERATIONS, DIVIDENDS AND CAPITAL SHARE ACTIVITY
------------------------------------------------------------------------------------------------------------
Net investment income                                            $   8,717           1,431            12,247
------------------------------------------------------------------------------------------------------------
Net realized loss                                                   (2,833)             --                --
------------------------------------------------------------------------------------------------------------
Change in unrealized depreciation                                    2,883              --            (2,833)
------------------------------------------------------------------------------------------------------------
Capital contribution from investment manager                            --              --             2,833
------------------------------------------------------------------------------------------------------------
Dividends to shareholders from net investment income                (8,717)         (1,431)          (12,247)
------------------------------------------------------------------------------------------------------------
Net increase (decrease) from capital share transactions and
total increase (decrease) in net assets                             31,059         (36,474)         (211,286)
------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------
 NET ASSETS
------------------------------------------------------------------------------------------------------------

Beginning of period                                                176,557         213,031           424,317
------------------------------------------------------------------------------------------------------------
END OF PERIOD                                                    $ 207,616         176,557           213,031
------------------------------------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------
1   DESCRIPTION OF THE FUND  Kemper Cash Reserves Fund is a separate series of
                             Kemper Portfolios, an open-end management investment company organized as a business trust under the laws of Massachusetts. The Fund offers three classes of shares. Class A shares are sold without an initial sales charge but are subject to the applicable sales charge if exchanged into Class
                             A shares of another Kemper Mutual Fund. Class B shares are sold without an initial sales charge but are subject to higher ongoing expenses than Class A shares and a contingent deferred sales charge payable upon certain redemptions. Class B shares automatically convert to Class A shares six years after issuance. Class C shares are sold without an initial sales charge but are subject to higher ongoing expenses than Class A shares and, for shares sold on or after April 1, 1996, a contingent deferred sales charge payable on certain redemptions within one year of purchase. Class C shares do not convert into another class.
                             Differences in class expenses will result in the payment of different per share income dividends by class. All shares of the Fund have equal rights with respect to voting, dividends and assets, subject to class specific preferences.

--------------------------------------------------------------------------------
2   SIGNIFICANT ACCOUNTING
    POLICIES INVESTMENT VALUATION. Investments are stated at amortized cost, which approximates market value. In the event that a deviation of 1/2 of 1% or more exists between the Fund's $1.00 per share net asset value, calculated at amortized cost, and the net asset value calculated by reference to market-based values, or if there is any other deviation that the Board of Trustees believes would result in a material dilution to shareholders or purchasers, the Board of Trustees will promptly consider what action should be initiated.

                             INVESTMENT TRANSACTIONS AND INVESTMENT INCOME. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed). Interest income is recorded on the accrual basis and includes amortization of premium and discount on investments.

                             FUND SHARE VALUATION AND DIVIDENDS TO
                             SHAREHOLDERS. Fund shares are sold and redeemed on a continuous basis at net asset value. Proceeds payable on redemption of Class B and Class C shares will be reduced by the amount of any applicable contingent deferred sales charge. On each day the New York Stock Exchange is open for trading, the net asset value per share is determined as of the earlier of 3:00 p.m. Chicago time or the close of the Exchange. The net asset value per share is determined separately for each class by dividing the Fund's net assets attributable to that class by the number of shares of the class outstanding. The Fund declares a daily dividend, equal to its net investment income for that day, payable monthly.

                             FEDERAL INCOME TAXES. The Fund has complied with the special provisions of the Internal Revenue Code available to investment companies and therefore no federal income tax provision is required.

NOTES TO FINANCIAL STATEMENTS


--------------------------------------------------------------------------------

3    TRANSACTIONS WITH
     AFFILIATES              MANAGEMENT AGREEMENT. The Fund has a management
                             agreement with Zurich Kemper Investments, Inc.
                             (ZKI) and pays a management fee at an annual rate of .40% of the first $250 million of average daily net assets declining to .25% of average daily net assets in excess of $12.5 billion. The Fund incurred a management fee of $922,000 for the year ended September 30, 1996.

                             UNDERWRITING AND DISTRIBUTION SERVICES AGREEMENT. The Fund has an underwriting and distribution services agreement with Kemper Distributors, Inc.
                             (KDI). For services under the distribution services agreement, the Fund pays KDI a fee of .75% of average daily net assets of the Class B and Class C shares. Pursuant to the agreement, KDI enters into related selling group agreements with various firms at various rates for sales of Class B and Class C shares. In addition, KDI receives any contingent deferred sales charges (CDSC) from redemptions of Class B and Class C shares. Distribution fees and commissions paid in connection with the sale of Class B and Class C shares, and the CDSC received in connection with the redemption of such shares are as follows:

                                                                      COMMISSIONS AND
                                                                      DISTRIBUTION FEES
                                                 DISTRIBUTION           PAID BY KDI
                                                 FEES AND CDSC    ----------------------------
                                                 RECEIVED BY KDI   TO ALL FIRMS   TO AFFILIATES
                                                 ---------------   ------------   -------------
                             Year ended
                             September 30, 1996   $ 2,195,000       2,982,000     28,000

                             ADMINISTRATIVE SERVICES AGREEMENT. The Fund has an administrative services agreement with KDI. For providing information and administrative services to shareholders, the Fund pays KDI a fee at an annual rate of up to .25% of average daily net assets. KDI in turn has various arrangements with financial services firms that provide these services and pays these firms based on assets of Fund accounts that the firms service. Administrative services fees (ASF) paid are as follows:

                                                                        ASF PAID BY KDI
                                                   ASF PAID BY     ----------------------------
                                                 THE FUND TO KDI   TO ALL FIRMS   TO AFFILIATES
                                                 ---------------   ------------   -------------
                             Year ended
                             September 30, 1996   $ 554,000         690,000         7,000

                             SHAREHOLDER SERVICES AGREEMENT. Pursuant to a services agreement with the Fund's transfer agent, Kemper Service Company (KSvC) is the shareholder service agent of the Fund. Under the agreement, KSvC received shareholder services fees of $1,122,000 for the year ended September 30, 1996.

                             OFFICERS AND TRUSTEES. Certain officers or trustees of the Fund are also officers or directors of ZKI. For the year ended September 30, 1996, the Fund made no payments to its officers and incurred trustees' fees of $20,000 to independent trustees.

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

4    CAPITAL SHARE           The following table summarizes the activity in
     TRANSACTIONS            capital shares of the Fund (dollar amounts and
                             number of shares are the same).

                                                                                TWO MONTHS
                                                             YEAR ENDED            ENDED          YEAR ENDED
                                                            SEPTEMBER 30,      SEPTEMBER 30,       JULY 31,
                                                                1996               1995              1995
                                                            -------------------------------------------------
                                                                             (IN THOUSANDS)
                             --------------------------------------------------------------------------------
                              SHARES SOLD
                             --------------------------------------------------------------------------------
                              Class A                         $  83,271             1,168            39,705
                             --------------------------------------------------------------------------------
                              Class B                           578,233            32,163           521,185
                             --------------------------------------------------------------------------------
                              Class C                            48,599             1,970            18,754
                             --------------------------------------------------------------------------------
                              SHARES ISSUED IN REINVESTMENT OF DIVIDENDS
                             --------------------------------------------------------------------------------
                              Class A                             1,673               276             1,945
                             --------------------------------------------------------------------------------
                              Class B                             6,108             1,009             8,701
                             --------------------------------------------------------------------------------
                              Class C                               205                29               133
                             --------------------------------------------------------------------------------
                              SHARES REDEEMED
                             --------------------------------------------------------------------------------
                              Class A                           (91,408)           (4,166)          (73,055)
                             --------------------------------------------------------------------------------
                              Class B                          (554,442)          (64,120)         (714,110)
                             --------------------------------------------------------------------------------
                              Class C                           (41,180)           (4,803)          (14,544)
                             --------------------------------------------------------------------------------
                              CONVERSION OF SHARES
                             --------------------------------------------------------------------------------
                              Class A                             8,605               928            14,213
                             --------------------------------------------------------------------------------
                              Class B                            (8,605)             (928)          (14,213)
                             --------------------------------------------------------------------------------
                              NET INCREASE (DECREASE)
                              FROM CAPITAL SHARE
                              TRANSACTIONS AND TOTAL
                              INCREASE (DECREASE)
                              IN NET ASSETS                   $  31,059           (36,474)         (211,286)
                             --------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS

                                                 --------------------------------------------------------------------------------
                                                                                 CLASS A SHARES
                                                 --------------------------------------------------------------------------------
                                                                    TWO MONTHS                                        JANUARY 10
                                                   YEAR ENDED           ENDED                                              TO
                                                  SEPTEMBER 30,     SEPTEMBER 30,           YEAR ENDED JULY 31,         JULY 31,
                                                      1996              1995           1995        1994        1993       1992
--------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
--------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                   $1.00             1.00           1.00        1.00        1.00       1.00
--------------------------------------------------------------------------------------------------------------------------------
Net investment income and dividends declared             .05              .01            .05         .03         .02        .01
--------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                         $1.00             1.00           1.00        1.00        1.00       1.00
--------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN (NOT ANNUALIZED)                           4.67%             .85           4.99        2.78        2.42       1.57
--------------------------------------------------------------------------------------------------------------------------------
 RATIOS TO AVERAGE NET ASSETS (ANNUALIZED)
Expenses                                                1.08%             .92            .89         .92         .93       1.39
--------------------------------------------------------------------------------------------------------------------------------
Net investment income                                   4.53%            5.11           4.75        2.86        2.42       2.75
--------------------------------------------------------------------------------------------------------------------------------

                                                 -------------------------------------------------------------------------------
                                                                                  CLASS B SHARES
                                                 -------------------------------------------------------------------------------
                                                                    TWO MONTHS
                                                   YEAR ENDED           ENDED
                                                  SEPTEMBER 30,     SEPTEMBER 30,                 YEAR ENDED JULY 31,
                                                      1996              1995           1995        1994        1993       1992
--------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
--------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                   $1.00             1.00           1.00        1.00        1.00       1.00
--------------------------------------------------------------------------------------------------------------------------------
Net investment income and dividends declared             .04              .01            .04         .02         .02        .03
--------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                         $1.00             1.00           1.00        1.00        1.00       1.00
--------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN (NOT ANNUALIZED)                           3.73%             .71           4.08        1.78        1.56       2.65
--------------------------------------------------------------------------------------------------------------------------------
 RATIOS TO AVERAGE NET ASSETS (ANNUALIZED)
--------------------------------------------------------------------------------------------------------------------------------
Expenses                                                1.99%            1.79           1.78        1.89        1.82       2.22
--------------------------------------------------------------------------------------------------------------------------------
Net investment income                                   3.62%            4.24           3.86        1.89        1.53       2.69
--------------------------------------------------------------------------------------------------------------------------------

NOTES: The total returns for the year ended July 31, 1995 include the effect of a capital contribution from the investment manager. Without the capital contribution, the total returns would have been 4.07% in Class A, 3.16% in Class B and 3.16% in Class C.

ZKI temporarily agreed to absorb certain operating expenses of the Fund during a portion of the fiscal years ended July 31, 1994 and 1993. Absent this agreement, ratios of expenses and net investment income to average net assets would have been as follows: Class A shares (1.15% and 2.63% for 1994 and 1.18% and 2.17% for 1993); Class B shares (2.12% and 1.66% for 1994 and 2.07% and 1.28% for
1993).

FINANCIAL HIGHLIGHTS

---------------------------------------------------------------------------------------------------------
                                                                     CLASS C SHARES
---------------------------------------------------------------------------------------------------------
                                                                                                  MAY 31
                                                                  TWO MONTHS                        TO
                                                YEAR ENDED           ENDED         YEAR ENDED      JULY
                                               SEPTEMBER 30,     SEPTEMBER 30,      JULY 31,        31,
                                                   1996              1995             1995         1994
---------------------------------------------------------------------------------------------------------
 PER SHARE OPERATING PERFORMANCE
---------------------------------------------------------------------------------------------------------
Net asset value, beginning of period               $1.00              1.00            1.00          1.00
---------------------------------------------------------------------------------------------------------
Net investment income and dividends declared         .04               .01             .04            --
---------------------------------------------------------------------------------------------------------
Net asset value, end of period                     $1.00              1.00            1.00          1.00
---------------------------------------------------------------------------------------------------------
TOTAL RETURN (NOT ANNUALIZED)                       3.93%              .71            4.08           .42
 RATIOS TO AVERAGE NET ASSETS (ANNUALIZED)
---------------------------------------------------------------------------------------------------------
Expenses                                            1.79%             1.78            1.76          1.80
---------------------------------------------------------------------------------------------------------
Net investment income                               3.82%             4.25            3.88          2.64
---------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------------
 SUPPLEMENTAL DATA FOR ALL CLASSES
--------------------------------------------------------------------------------------------------------------------------------
                                                                    TWO MONTHS
                                                  YEAR ENDED           ENDED
                                                 SEPTEMBER 30,     SEPTEMBER 30,                 YEAR ENDED JULY 31,
                                                     1996              1995           1995        1994        1993        1992
--------------------------------------------------------------------------------------------------------------------------------
Net assets at end of period (in thousands)          $207,616          176,557        213,031     424,317     166,808     156,219
--------------------------------------------------------------------------------------------------------------------------------

NOTES

TRUSTEES & OFFICERS

TRUSTEES                      OFFICERS

STEPHEN B. TIMBERS            J. PATRICK BEIMFORD, JR.      JEROME L. DUFFY
President and Trustee         Vice President                Treasurer

DAVID W. BELIN                MICHELLE M. KEELEY            ELIZABETH C. WERTH
Trustee                       Vice President                Assistant Secretary

LEWIS A. BURNHAM              CHARLES R. MANZONI, JR.
Trustee                       Vice President

DONALD L. DUNAWAY             JOHN E. NEAL
Trustee                       Vice President

ROBERT B. HOFFMAN             FRANK J. RACHWALSKI, JR.
Trustee                       Vice President

DONALD R. JONES               RICHARD L. VANDENBERG
Trustee                       Vice President

DOMINIQUE P. MORAX            PHILIP J. COLLORA
Trustee                       Vice President
                              and Secretary
SHIRLEY D. PETERSON
Trustee

WILLIAM P. SOMMERS
Trustee


--------------------------------------------------------------------------------
LEGAL COUNSEL                    VEDDER, PRICE, KAUFMAN & KAMMHOLZ
                                 222 North LaSalle Street
                                 Chicago, IL 60601


--------------------------------------------------------------------------------
SHAREHOLDER SERVICE AGENT        KEMPER SERVICE COMPANY
                                 P.O. Box 419557
                                 Kansas City, MO 64141
                                 1-800-621-1048


--------------------------------------------------------------------------------
CUSTODIAN AND TRANSFER AGENT     INVESTORS FIDUCIARY TRUST COMPANY
                                 127 West 10th Street
                                 Kansas City, MO 64105


--------------------------------------------------------------------------------
INDEPENDENT AUDITORS             ERNST & YOUNG LLP
                                 233 South Wacker Drive
                                 Chicago, IL 60606


--------------------------------------------------------------------------------
INVESTMENT MANAGER               ZURICH KEMPER INVESTMENTS, INC.


PRINCIPAL UNDERWRITER            KEMPER DISTRIBUTORS, INC.
                                 222 South Riverside Plaza Chicago, IL 60606 http://www.kemper.com




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KCRF - 2 (11/96)                                            [KEMPER FUNDS LOGO]

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